Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Share Capital	Share Premium	Other reserves	Foreign currency translation	Share option reserve	Retained earnings	Total
Balance at beginning of period at Sep. 30, 2024	$ 29	$ 150,084	$ 166,804	$ (9,441)	$ 36,456	$ (332,114)	$ 11,818
Loss for the period						(19,417)	(19,417)
Other comprehensive income				4,522			4,522
Total comprehensive loss for the year attributable to equity holders				4,522		(19,417)	(14,895)
Issuance of ordinary shares	5	18,150					18,155
Transactions with owners in their capacity as owners:
Share option charge		2,251			(1,351)		900
Balance at end of period at Mar. 31, 2025	34	170,485	166,804	(4,919)	35,105	(351,531)	15,978
Balance at beginning of period at Sep. 30, 2025	38	206,467	166,804	(10,478)	38,233	(373,828)	27,236
Loss for the period						(33,032)	(33,032)
Other comprehensive income				2,918			2,918
Total comprehensive loss for the year attributable to equity holders				2,918		(33,032)	(30,114)
Issuance of ordinary shares	3	31,499					31,502
Transactions with owners in their capacity as owners:
Share option charge					(119)		(119)
Balance at end of period at Mar. 31, 2026	$ 41	$ 237,966	$ 166,804	$ (7,560)	$ 38,114	$ (406,860)	$ 28,505